LEASE	6 Months Ended
Jun. 30, 2022
LEASE
LEASE

16.         LEASE

Operating lease as lessee

The Group enters into operating leases primarily for general office space. The Group’s leases typically have original terms not exceeding 5 years. These leases have remaining lease terms of 1 year to 3 years, some of which include options to extend the leases for up to 5 years, and some of which include options to terminate the leases within 1 year.

Lease costs are included in facilitation, origination and servicing expense, sales and marketing expense, and general and administrative expenses. Operating lease expenses were RMB 23,752 (unaudited) and RMB 32,064 for the six months ended June 30, 2021 and 2022, respectively, included amortization expenses of land use rights of RMB 6,908 (unaudited) and RMB 10,362 for the six months ended June 30, 2021 and 2022, respectively. Under ASC 842, land use rights agreements are also considered as operating lease contracts. See Note 6 for separate disclosures related to land use right.

Supplemental cash flow information related to leases was as follows:

	Six months ended June 30,
	2021	2022
	RMB	RMB
	(unaudited)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	16,844	21,565
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	9,871	55,845

The following table shows ROU assets and lease liabilities as of December 31, 2021 and June 30, 2022 (except lease term and discount rate):

	December 31, 2021	June 30, 2022
	RMB	RMB
Right-of-use assets	42,606	76,030
Operating lease liabilities-current	25,779	37,535
Operating lease liabilities-non current	13,177	34,147

	December 31, 2021	June 30, 2022
	RMB	RMB
Weighted-average remaining lease term	2.09	2.29
Weighted-average discount rate	6.22%	4.75%

The maturities of operating lease liabilities as of December 31, 2021 and June 30, 2022 are as follows:

	December 31, 2021	June 30, 2022
	RMB	RMB
Within one year	28,203	38,326
Within a period of more than one year but not more than two years	7,034	25,146
Within a period of more than two year but not more than three years	3,550	11,785
Within a period of more than three year but not more than four years	382	—
Total undiscounted lease payments	39,169	75,257
Imputed interest	(213)	(3,575)
Total lease liabilities	38,956	71,682